CONVERTIBLE REDEEMABLE PREFERRED SHARES - Accounting for the preferred shares - Summary of convertible redeemable preferred shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2020 shares	Dec. 31, 2019 CNY (¥) shares
Temporary Equity [Line Items]
Shares Issued		0	433,474,338
Shares Outstanding			433,474,338
Proceeds from Issuance, net of Issuance Costs | $	$ 1,284,340
Carrying/ Redemption Amount | ¥			¥ 10,593,026
Series A convertible redeemable preferred shares | 11/11/2014
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 0.2307
Shares Issued			77,000,000
Shares Outstanding			77,000,000
Proceeds from Issuance, net of Issuance Costs | $	$ 1,777
Carrying/ Redemption Amount | ¥			¥ 16,606
Series B convertible redeemable preferred shares | 13/02/2015
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 0.5881
Shares Issued			37,748,300
Shares Outstanding			37,748,300
Proceeds from Issuance, net of Issuance Costs | $	$ 22,200
Carrying/ Redemption Amount | ¥			¥ 203,810
Series C convertible redeemable preferred shares | 22/05/2015
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 2.1451
Shares Issued			44,286,448
Shares Outstanding			44,286,448
Proceeds from Issuance, net of Issuance Costs | $	$ 95,000
Carrying/ Redemption Amount | ¥			¥ 850,436
Series D convertible redeemable preferred shares | 23/09/2015
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 4.1874
Shares Issued			58,508,525
Shares Outstanding			58,508,525
Proceeds from Issuance, net of Issuance Costs | $	$ 245,000
Carrying/ Redemption Amount | ¥			¥ 2,198,698
Series D convertible redeemable preferred shares | 05/04/2016
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 4.1874
Shares Issued			5,492,637
Shares Outstanding			5,492,637
Proceeds from Issuance, net of Issuance Costs | $	$ 23,000
Carrying/ Redemption Amount | ¥			¥ 200,260
Series E Convertible Redeemable Preferred Shares | 26/04/2016
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 4.2787
Shares Issued			46,743,137
Shares Outstanding			46,743,137
Proceeds from Issuance, net of Issuance Costs | $	$ 198,378
Carrying/ Redemption Amount | ¥			¥ 1,733,692
Series E Convertible Redeemable Preferred Shares | 20/10/2016
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 4.2787
Shares Issued			11,685,784
Shares Outstanding			11,685,784
Proceeds from Issuance, net of Issuance Costs | $	$ 50,000
Carrying/ Redemption Amount | ¥			¥ 432,535
Series E Convertible Redeemable Preferred Shares | 28/12/2017
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 4.2787
Shares Issued			35,151,665
Shares Outstanding			35,151,665
Proceeds from Issuance, net of Issuance Costs | $	$ 150,403
Carrying/ Redemption Amount | ¥			¥ 1,153,636
Series F convertible redeemable preferred shares | 08/08/2018
Temporary Equity [Line Items]
Average Issue Price per Share | $ / shares	$ 4.2787
Shares Issued			116,857,842
Shares Outstanding			116,857,842
Proceeds from Issuance, net of Issuance Costs | $	$ 498,582
Carrying/ Redemption Amount | ¥			¥ 3,803,353